Commitments and Contingencies Disclosure - Commitments and Contingencies (Revenue Share Commitments) (Details) (Redbox [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Redbox [Member]
Revenue Share Commitments [Line Items]
Total	$ 6,627
2015	3,195
2016	2,616
2017	653
2018	$ 163